Leases - Schedule of Other Information Related to Operating Leases (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Leases [Abstract]
Lease expense	$ 10
Lease payments made	$ 8
Weighted-average remaining lease term1 (years)	8 years
Weighted-average discount rate	2.70%